Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Research and development expenses	$ 2,343,154	$ 1,081,705	$ 6,539,948	$ 1,988,450	$ 3,496,796	$ 1,412,409
General and administrative expenses	1,653,072	1,151,542	4,341,880	2,798,766	4,289,831	5,563,192
Total operating costs and expenses	5,095,586	2,233,247	11,981,188	4,787,216	7,786,627	6,975,601
Ratchet share expense	1,099,360		1,099,360
Loss from operations	(5,095,586)	(2,233,247)	(11,981,188)	(4,787,216)	(7,786,627)	(6,975,601)
Other income (expense):
Interest expense	(1,716)	(451,306)	(1,820)	(827,539)	(827,539)	(32,226)
Interest income	348	708	1,249	1,501	2,012	679
Paycheck protection program loan forgiveness					62,500	62,500
Australian research and development incentives	65,111		230,188		43,666
Change in fair value of embedded features		(96,000)		(203,000)	(203,000)	5,000
Change in fair value of warrant liability	128,030	(100,780)	128,030	(1,546,280)	(1,546,280)	(19,600)
Loss on extinguishment of convertible notes and convertible notes, related parties		(2,322,943)		(2,322,943)	(2,322,943)
Other income (expense), net	191,773	(2,970,321)	357,647	(4,898,261)	(4,791,584)	16,353
Net loss	(4,903,813)	(5,203,568)	(11,623,541)	(9,685,477)	(12,578,211)	(6,959,248)
Net loss attributable to noncontrolling interests		(7,130)		(74,331)	(74,331)	(322,588)
Net loss attributable to MAIA Biotechnology, Inc. shareholders	$ (4,903,813)	$ (5,196,438)	(12,074,119)	$ (9,611,146)	$ (12,503,880)	$ (6,636,660)
Deemed dividend on warrant modification			$ (450,578)
Net loss per share
Net loss per share basic	$ (0.48)	$ (1.02)	$ (1.39)	$ (2.06)	$ (2.37)	$ (1.50)
Net loss per share diluted	$ (0.48)	$ (1.02)	$ (1.39)	$ (2.06)	$ (2.37)	$ (1.50)
Weighted average common shares outstanding basic	10,165,622	5,119,121	8,713,570	4,668,635	5,278,435	4,427,242
Weighted average common shares outstanding diluted	10,165,622	5,119,121	8,713,570	4,668,635	5,278,435	4,427,242